Senior Notes - Additional Information (Details) - USD ($)		9 Months Ended		12 Months Ended		24 Months Ended	36 Months Ended		60 Months Ended
	May 15, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Nov. 14, 2022	Nov. 15, 2025	Apr. 14, 2024	Apr. 15, 2029	Apr. 07, 2021	Nov. 03, 2020	Jul. 15, 2020	Jun. 15, 2020
Debt Instrument [Line Items]
Senior notes balance		$ 1,484,370,000		$ 789,323,000
Proceeds from issuance of senior notes		$ 700,000,000	$ 0
UNITED WHOLESALE MORTGAGE, LLC
Debt Instrument [Line Items]
Senior notes balance				789,323,000
Proceeds from issuance of senior notes				800,000,000	$ 0
Line of credit facility, expiration date	Sep. 16, 2020
Senior Notes | Senior Unsecured Notes Due November 15, 2025
Debt Instrument [Line Items]
Face amount											$ 800,000,000.0
Interest rate		5.50%									5.50%
Senior Notes | Senior Unsecured Notes Due November 15, 2025 | UNITED WHOLESALE MORTGAGE, LLC
Debt Instrument [Line Items]
Face amount				$ 800,000,000.0							$ 800,000,000.0
Interest rate											5.50%
Senior Notes | Senior Unsecured Notes Due November 15, 2025 | Forecast
Debt Instrument [Line Items]
Debt redemption price percentage						105.50%	100.00%
Senior Notes | Senior Unsecured Notes Due November 15, 2025 | Forecast | UNITED WHOLESALE MORTGAGE, LLC
Debt Instrument [Line Items]
Debt redemption price percentage						105.50%	100.00%
Senior Notes | Senior Unsecured Notes Due November 15, 2025 | Forecast | Maximum
Debt Instrument [Line Items]
Debt redemption price percentage						40.00%
Senior Notes | Senior Unsecured Notes Due November 15, 2025 | Forecast | Maximum | UNITED WHOLESALE MORTGAGE, LLC
Debt Instrument [Line Items]
Debt redemption price percentage						40.00%
Senior Notes | Senior Unsecured Notes Due November 15, 2025 | Forecast | Debt Instrument, Redemption, Period One
Debt Instrument [Line Items]
Debt redemption price percentage							102.75%
Senior Notes | Senior Unsecured Notes Due November 15, 2025 | Forecast | Debt Instrument, Redemption, Period One | UNITED WHOLESALE MORTGAGE, LLC
Debt Instrument [Line Items]
Debt redemption price percentage							102.75%
Senior Notes | Senior Unsecured Notes Due November 15, 2025 | Forecast | Debt Instrument, Redemption, Period Two
Debt Instrument [Line Items]
Debt redemption price percentage							101.375%
Senior Notes | Senior Unsecured Notes Due November 15, 2025 | Forecast | Debt Instrument, Redemption, Period Two | UNITED WHOLESALE MORTGAGE, LLC
Debt Instrument [Line Items]
Debt redemption price percentage							101.375%
Senior Notes | Senior Unsecured Notes Due November 15, 2025 | Forecast | Debt Instrument, Redemption, Period Three
Debt Instrument [Line Items]
Debt redemption price percentage						100.00%
Senior Notes | Senior Unsecured Notes Due November 15, 2025 | Forecast | Debt Instrument, Redemption, Period Three | UNITED WHOLESALE MORTGAGE, LLC
Debt Instrument [Line Items]
Debt redemption price percentage						100.00%
Senior Notes | Senior Unsecured Notes Due April 15, 2029
Debt Instrument [Line Items]
Face amount										$ 700,000,000.0
Interest rate		5.50%									5.50%
Senior Notes | Senior Unsecured Notes Due April 15, 2029 | Forecast
Debt Instrument [Line Items]
Debt redemption price percentage								105.50%	100.00%
Senior Notes | Senior Unsecured Notes Due April 15, 2029 | Forecast | Maximum
Debt Instrument [Line Items]
Debt redemption price percentage								40.00%
Senior Notes | Senior Unsecured Notes Due April 15, 2029 | Forecast | Debt Instrument, Redemption, Period One
Debt Instrument [Line Items]
Debt redemption price percentage									102.75%
Senior Notes | Senior Unsecured Notes Due April 15, 2029 | Forecast | Debt Instrument, Redemption, Period Two
Debt Instrument [Line Items]
Debt redemption price percentage									101.375%
Senior Notes | Senior Unsecured Notes Due April 15, 2029 | Forecast | Debt Instrument, Redemption, Period Three
Debt Instrument [Line Items]
Debt redemption price percentage								100.00%
SFS Holding Corp | SFS Notes | UNITED WHOLESALE MORTGAGE, LLC
Debt Instrument [Line Items]
Face amount	$ 200,000,000.0
Debt instrument, repurchase amount													$ 100,000,000.0
Line of credit facility, maximum borrowing capacity												$ 200,000,000.0
Proceeds from issuance of senior notes	300,000,000.0
Repayments of senior debt	$ 449,500,000